Property, Plant And Equipment (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		$ 330,690	$ 313,499
Accumulated depreciation and amortization		199,217	188,277
Property, plant and equipment - net		131,473	125,222	$ 124,899
Land [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		$ 2,714	$ 1,630
Land [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life		0 years	0 years
Land [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life		0 years	0 years
Buildings and Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		$ 38,013	$ 36,319
Buildings and Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life		2 years	2 years
Buildings and Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life		44 years	44 years
Central Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	[1]	$ 95,173	$ 94,076
Central Office Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life		3 years	3 years
Central Office Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life		10 years	10 years
Cable, Wiring And Conduit [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		$ 73,397	$ 67,695
Cable, Wiring And Conduit [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life		15 years	15 years
Cable, Wiring And Conduit [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life		50 years	50 years
Satellites [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		$ 2,961	$ 2,967
Satellites [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life		14 years	14 years
Satellites [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life		17 years	17 years
Other Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		$ 93,782	$ 90,017
Other Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life		3 years	3 years
Other Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life		20 years	20 years
Software [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		$ 19,124	$ 16,750
Software [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life		3 years	3 years
Software [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life		7 years	7 years
Under Construction [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		$ 5,526	$ 4,045
Under Construction [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life		0 years	0 years
Under Construction [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life		0 years	0 years

[1]	Includes certain network software.